Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
November 30, 2021
LIG-NPRT1-0122
1.873111.113
Nonconvertible Bonds - 32.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	8,942,000	8,643,554
3% 6/30/22	20,000,000	20,199,423
3.8% 12/1/57	53,998,000	56,391,208
4.3% 2/15/30	15,664,000	17,678,925
4.45% 4/1/24	2,655,000	2,838,026
4.75% 5/15/46	20,994,000	25,556,246
4.9% 6/15/42	3,728,000	4,519,847
5.55% 8/15/41	6,766,000	8,776,587
6.2% 3/15/40	16,798,000	22,489,188
6.3% 1/15/38	40,737,000	55,394,754
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	32,697,629
2.55% 3/21/31	30,343,000	30,668,519
2.987% 10/30/56	33,707,000	32,428,888
3% 3/22/27	6,931,000	7,318,352
4.329% 9/21/28	11,520,000	13,120,923
4.5% 8/10/33	17,268,000	20,372,092
4.862% 8/21/46	18,891,000	24,862,127
5.012% 4/15/49	705,000	958,289
		384,914,577
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	25,951,933
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	49,397,000	50,269,642
4.908% 7/23/25	28,398,000	31,330,141
5.375% 5/1/47	56,404,000	67,689,497
5.75% 4/1/48	9,412,000	11,851,346
6.484% 10/23/45	26,013,000	35,549,639
Comcast Corp.:
3.9% 3/1/38	5,928,000	6,776,052
4.65% 7/15/42	14,116,000	17,605,870
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	19,900,576
4.65% 5/15/50	50,307,000	59,644,519
Fox Corp.:
3.666% 1/25/22	3,878,000	3,896,478
4.03% 1/25/24	6,818,000	7,215,540
4.709% 1/25/29	9,867,000	11,275,486
5.476% 1/25/39	9,730,000	12,574,449
5.576% 1/25/49	6,456,000	8,828,133
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	24,165,654
5.5% 9/1/41	15,667,000	19,193,956
5.875% 11/15/40	11,331,000	14,357,540
6.55% 5/1/37	50,619,000	67,791,337
6.75% 6/15/39	13,940,000	19,112,593
7.3% 7/1/38	32,280,000	46,311,127
		535,339,575
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	34,962,504
3.875% 4/15/30	47,090,000	51,179,486
4.375% 4/15/40	7,013,000	7,963,626
4.5% 4/15/50	13,777,000	16,112,899
		110,218,515
TOTAL COMMUNICATION SERVICES		1,056,424,600
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
3.7% 5/9/23	4,723,000	4,886,012
4.25% 5/15/23	10,018,000	10,483,481
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)	30,649,000	30,962,767
3.125% 5/12/23 (b)	26,699,000	27,534,182
		73,866,442
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	19,837,536
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	9,949,027
3.6% 7/1/30	10,934,000	12,129,108
4.2% 4/1/50	5,533,000	6,740,085
		28,818,220
Household Durables - 0.0%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,488,913
5% 6/15/27	2,921,000	3,331,167
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,686,446
4.875% 11/15/25	28,000	30,660
4.875% 3/15/27	8,584,000	9,463,860
		18,001,046
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	25,757,000	26,914,063
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	4,716,126
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,638,682
4% 4/15/30	28,926,000	32,341,903
Lowe's Companies, Inc. 4.5% 4/15/30	20,756,000	24,085,920
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	7,289,279
		75,071,910
TOTAL CONSUMER DISCRETIONARY		242,509,217
CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	4,449,000	4,789,660
4.7% 2/1/36	52,011,000	62,365,364
4.9% 2/1/46	67,409,000	84,823,985
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	17,169,578
4.35% 6/1/40	15,700,000	18,442,133
4.5% 6/1/50	20,000,000	24,750,690
4.6% 6/1/60	15,700,000	19,512,018
4.75% 4/15/58	32,390,000	41,081,220
5.45% 1/23/39	25,203,000	33,031,550
5.55% 1/23/49	57,590,000	79,434,739
5.8% 1/23/59 (Reg. S)	61,052,000	89,526,040
		474,926,977
Food & Staples Retailing - 0.3%
Sysco Corp.:
3.25% 7/15/27	13,314,000	14,158,738
3.3% 2/15/50	16,790,000	17,491,355
5.65% 4/1/25	14,459,000	16,292,361
5.95% 4/1/30	19,674,000	24,668,967
6.6% 4/1/50	27,580,000	43,324,117
		115,935,538
Food Products - 0.2%
General Mills, Inc. 2.875% 4/15/30	3,825,000	4,015,057
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	42,190,000	41,835,604
JBS U.S.A. Lux SA / JBS Food Co. 3% 5/15/32 (b)(c)	34,685,000	34,307,280
		80,157,941
Tobacco - 0.7%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	26,519,860
4.5% 5/2/43	17,568,000	18,663,313
4.8% 2/14/29	4,818,000	5,454,882
5.375% 1/31/44	15,947,000	18,608,775
5.95% 2/14/49	6,241,000	7,872,100
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	56,649,000	57,431,193
4.25% 7/21/25 (b)	25,864,000	27,859,276
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	13,772,304
5.7% 8/15/35	6,607,000	7,869,466
5.85% 8/15/45	50,684,000	61,549,636
6.15% 9/15/43	11,136,000	13,884,685
7.25% 6/15/37	15,680,000	21,214,353
		280,699,843
TOTAL CONSUMER STAPLES		951,720,299
ENERGY - 4.1%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	789,000	853,807
4.85% 11/15/35	11,266,000	13,369,137
		14,222,944
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	16,232,501
Cenovus Energy, Inc. 4.25% 4/15/27	34,405,000	37,491,762
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	8,516,566
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	41,261,660
5.6% 4/1/44	1,458,000	1,734,583
5.85% 5/21/43 (b)(d)	2,410,000	2,303,623
6.45% 11/3/36 (b)	7,882,000	10,246,600
6.75% 9/15/37 (b)	2,991,000	3,948,120
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	17,063,983
Enable Midstream Partners LP 3.9% 5/15/24 (d)	7,783,000	8,167,995
Enbridge, Inc.:
4% 10/1/23	15,502,000	16,232,583
4.25% 12/1/26	9,000,000	9,873,592
Energy Transfer LP:
3.75% 5/15/30	13,654,000	14,373,816
4.2% 9/15/23	6,601,000	6,917,179
4.25% 3/15/23	5,605,000	5,787,324
4.5% 4/15/24	6,788,000	7,228,759
4.95% 6/15/28	22,521,000	25,460,646
5% 5/15/50	30,525,000	35,075,723
5.25% 4/15/29	11,043,000	12,630,023
5.4% 10/1/47	7,311,000	8,702,911
5.8% 6/15/38	12,558,000	15,240,609
6% 6/15/48	8,178,000	10,265,235
6.25% 4/15/49	7,585,000	9,847,410
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	78,928,760
Hess Corp.:
4.3% 4/1/27	27,012,000	29,335,338
5.6% 2/15/41	7,816,000	9,633,425
5.8% 4/1/47	19,267,000	25,306,340
7.125% 3/15/33	5,555,000	7,424,420
7.3% 8/15/31	7,267,000	9,695,271
7.875% 10/1/29	2,497,000	3,363,150
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,270,443
6.55% 9/15/40	2,324,000	3,174,954
Kinder Morgan, Inc. 5.55% 6/1/45	13,098,000	16,589,693
MPLX LP:
4.5% 7/15/23	9,847,000	10,296,609
4.8% 2/15/29	5,907,000	6,700,246
4.875% 12/1/24	15,019,000	16,327,665
5.5% 2/15/49	17,721,000	22,381,596
Occidental Petroleum Corp.:
3.2% 8/15/26	3,393,000	3,333,623
3.5% 8/15/29	10,687,000	10,465,886
4.3% 8/15/39	1,558,000	1,519,050
4.4% 8/15/49	1,559,000	1,531,718
5.55% 3/15/26	28,220,000	30,168,168
6.45% 9/15/36	24,570,000	30,509,552
6.6% 3/15/46	53,949,000	68,668,985
7.5% 5/1/31	40,626,000	51,206,432
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,772,272
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	19,541,670
5.95% 1/28/31	5,726,000	5,363,544
6.35% 2/12/48	13,566,000	10,652,702
6.49% 1/23/27	38,273,000	39,132,229
6.5% 3/13/27	37,289,000	38,100,036
6.75% 9/21/47	95,358,000	77,969,469
6.84% 1/23/30	147,293,000	147,072,061
6.95% 1/28/60	19,817,000	16,200,398
7.69% 1/23/50	124,733,000	111,924,168
Phillips 66 Co.:
3.7% 4/6/23	2,495,000	2,586,767
3.85% 4/9/25	3,215,000	3,442,943
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,904,428
3.6% 11/1/24	6,687,000	7,000,245
3.65% 6/1/22	27,720,000	27,913,226
3.85% 10/15/23	25,000,000	26,017,938
4.65% 10/15/25	23,040,000	25,145,359
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,960,000	10,960,000
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	48,303,875
The Williams Companies, Inc.:
3.5% 11/15/30	45,511,000	48,280,252
3.7% 1/15/23	18,610,000	19,076,215
3.9% 1/15/25	6,023,000	6,437,265
4.3% 3/4/24	18,081,000	19,195,138
4.5% 11/15/23	8,697,000	9,191,840
4.55% 6/24/24	90,947,000	97,719,944
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	5,447,000	5,741,952
3.95% 5/15/50	17,552,000	19,855,637
Valero Energy Corp. 2.85% 4/15/25	5,025,000	5,215,169
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	5,176,029
4.65% 7/1/26	8,954,000	9,558,395
4.75% 8/15/28	6,312,000	6,872,190
		1,651,757,883
TOTAL ENERGY		1,665,980,827
FINANCIALS - 14.9%
Banks - 6.0%
Bank of America Corp.:
2.299% 7/21/32 (d)	42,030,000	41,244,653
3.3% 1/11/23	24,341,000	25,058,930
3.419% 12/20/28 (d)	32,593,000	34,724,146
3.5% 4/19/26	28,726,000	30,934,305
3.864% 7/23/24 (d)	7,284,000	7,608,679
3.95% 4/21/25	43,026,000	46,166,257
4% 1/22/25	14,494,000	15,503,756
4.1% 7/24/23	35,942,000	37,955,534
4.183% 11/25/27	3,728,000	4,077,377
4.2% 8/26/24	41,416,000	44,505,330
4.25% 10/22/26	45,120,000	49,735,425
4.45% 3/3/26	10,553,000	11,612,572
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.8615% 7/20/22 (b)(d)(e)	4,154,000	4,171,195
Barclays PLC:
2.852% 5/7/26 (d)	42,733,000	44,103,349
4.375% 1/12/26	34,752,000	38,007,961
4.836% 5/9/28	3,148,000	3,470,470
5.088% 6/20/30 (d)	44,892,000	51,020,508
5.2% 5/12/26	41,312,000	46,388,005
BNP Paribas SA 2.219% 6/9/26 (b)(d)	40,110,000	40,720,237
BPCE SA 4.875% 4/1/26 (b)	3,984,000	4,425,207
CIT Group, Inc. 3.929% 6/19/24 (d)	6,715,000	6,915,871
Citigroup, Inc.:
2.7% 10/27/22	17,775,000	18,095,728
2.75% 4/25/22	25,000,000	25,184,992
3.142% 1/24/23 (d)	22,396,000	22,476,065
3.352% 4/24/25 (d)	27,281,000	28,563,375
4.05% 7/30/22	11,452,000	11,714,012
4.075% 4/23/29 (d)	14,005,000	15,455,614
4.125% 7/25/28	3,728,000	4,094,259
4.3% 11/20/26	9,646,000	10,638,181
4.4% 6/10/25	71,128,000	77,248,466
4.412% 3/31/31 (d)	57,587,000	65,689,121
4.45% 9/29/27	48,296,000	53,709,720
4.5% 1/14/22	1,723,000	1,731,384
4.6% 3/9/26	10,087,000	11,145,593
5.3% 5/6/44	5,127,000	6,719,980
5.5% 9/13/25	18,506,000	20,943,490
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	32,347,847
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)	14,950,000	15,681,233
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,643,000	41,642,552
Discover Bank 4.2% 8/8/23	35,498,000	37,462,999
HSBC Holdings PLC:
4.25% 3/14/24	12,994,000	13,780,780
4.95% 3/31/30	7,768,000	9,133,710
5.25% 3/14/44	560,000	726,134
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	7,267,000	7,768,695
5.71% 1/15/26 (b)	71,081,000	78,790,195
JPMorgan Chase & Co.:
2.739% 10/15/30 (d)	55,000,000	56,493,106
2.956% 5/13/31 (d)	23,105,000	23,864,397
3.25% 9/23/22	53,888,000	55,104,087
3.797% 7/23/24 (d)	69,237,000	72,363,784
3.875% 9/10/24	56,148,000	59,911,448
4.125% 12/15/26	61,839,000	68,350,078
NatWest Group PLC:
3.073% 5/22/28 (d)	24,822,000	25,855,976
4.8% 4/5/26	20,881,000	23,272,777
5.125% 5/28/24	55,246,000	59,796,201
6% 12/19/23	48,200,000	52,558,963
6.1% 6/10/23	47,686,000	51,088,769
6.125% 12/15/22	83,360,000	87,704,534
NatWest Markets PLC 2.375% 5/21/23 (b)	46,436,000	47,467,779
Rabobank Nederland 4.375% 8/4/25	42,555,000	46,262,892
Societe Generale:
1.038% 6/18/25 (b)(d)	87,080,000	85,890,171
1.488% 12/14/26 (b)(d)	51,731,000	50,555,819
4.25% 4/14/25 (b)	3,837,000	4,087,031
Synchrony Bank 3% 6/15/22	2,150,000	2,174,122
UniCredit SpA 6.572% 1/14/22 (b)	29,947,000	30,140,458
Wells Fargo & Co.:
2.406% 10/30/25 (d)	24,506,000	25,161,386
3.196% 6/17/27 (d)	34,559,000	36,543,151
4.478% 4/4/31 (d)	77,500,000	89,556,937
5.013% 4/4/51 (d)	114,738,000	158,711,212
Westpac Banking Corp. 4.11% 7/24/34 (d)	20,547,000	22,281,732
		2,434,290,702
Capital Markets - 4.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	32,902,213
4.25% 2/15/24	24,489,000	26,140,478
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	69,368,301
4.2% 6/10/24	48,934,000	51,555,301
Credit Suisse Group AG:
2.593% 9/11/25 (b)(d)	58,126,000	59,434,812
3.75% 3/26/25	31,994,000	34,101,964
3.8% 6/9/23	46,298,000	48,228,087
3.869% 1/12/29 (b)(d)	19,608,000	21,001,350
4.194% 4/1/31 (b)(d)	52,365,000	57,597,721
4.55% 4/17/26	1,588,000	1,753,785
Deutsche Bank AG 4.5% 4/1/25	70,869,000	75,618,160
Deutsche Bank AG New York Branch:
3.3% 11/16/22	50,117,000	51,315,847
4.1% 1/13/26	4,496,000	4,834,608
5% 2/14/22	49,324,000	49,757,591
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (d)	50,634,000	49,681,638
3.2% 2/23/23	87,089,000	89,466,342
3.272% 9/29/25 (d)	104,473,000	109,587,084
3.8% 3/15/30	82,860,000	90,841,954
4.25% 10/21/25	32,884,000	35,759,209
6.75% 10/1/37	31,825,000	44,945,801
Moody's Corp.:
3.25% 1/15/28	12,370,000	13,399,530
4.875% 2/15/24	11,615,000	12,476,638
Morgan Stanley:
3.125% 1/23/23	54,983,000	56,489,224
3.125% 7/27/26	7,974,000	8,448,740
3.622% 4/1/31 (d)	54,679,000	59,697,712
3.625% 1/20/27	8,956,000	9,692,819
3.737% 4/24/24 (d)	163,561,000	169,702,897
3.75% 2/25/23	55,561,000	57,628,968
3.875% 4/29/24	2,362,000	2,508,502
4.1% 5/22/23	24,196,000	25,291,262
4.431% 1/23/30 (d)	23,749,000	27,078,746
4.875% 11/1/22	45,005,000	46,704,730
5% 11/24/25	50,969,000	56,979,894
State Street Corp. 2.825% 3/30/23 (d)	3,707,000	3,734,024
UBS Group AG:
1.494% 8/10/27 (b)(d)	31,236,000	30,551,975
4.125% 9/24/25 (b)	27,816,000	30,290,516
		1,614,568,423
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	56,080,000	55,978,856
2.45% 10/29/26	20,465,000	20,516,486
2.875% 8/14/24	33,555,000	34,634,714
3% 10/29/28	21,434,000	21,584,100
3.3% 1/30/32	22,930,000	23,104,956
3.5% 5/26/22	1,802,000	1,822,912
4.125% 7/3/23	23,327,000	24,325,188
4.45% 4/3/26	16,892,000	18,325,308
4.875% 1/16/24	27,051,000	28,904,753
6.5% 7/15/25	19,270,000	22,043,473
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	11,890,350
3.05% 6/5/23	50,233,000	51,574,936
4.625% 3/30/25	10,429,000	11,386,557
5.125% 9/30/24	11,402,000	12,493,055
5.8% 5/1/25	27,438,000	31,008,926
8% 11/1/31	13,840,000	19,578,506
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	40,976,929
3.65% 5/11/27	72,123,000	77,991,162
3.8% 1/31/28	34,796,000	38,090,787
Discover Financial Services:
3.75% 3/4/25	20,000,000	21,238,570
3.85% 11/21/22	39,487,000	40,675,659
3.95% 11/6/24	17,423,000	18,611,824
4.1% 2/9/27	1,920,000	2,091,694
4.5% 1/30/26	25,399,000	27,862,131
5.2% 4/27/22	17,870,000	18,199,277
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	105,994,875
5.584% 3/18/24	33,908,000	36,173,054
5.596% 1/7/22	32,750,000	32,867,900
Synchrony Financial:
2.85% 7/25/22	8,438,000	8,550,773
3.95% 12/1/27	42,034,000	45,380,732
4.25% 8/15/24	36,929,000	39,314,436
4.375% 3/19/24	29,366,000	31,134,282
5.15% 3/19/29	45,267,000	52,621,515
Toyota Motor Credit Corp. 2.9% 3/30/23	42,183,000	43,460,163
		1,070,408,839
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	23,789,517
4.05% 7/1/30	26,564,000	29,185,525
4.125% 6/15/26	25,594,000	27,898,923
4.125% 5/15/29	28,249,000	31,446,319
Equitable Holdings, Inc. 3.9% 4/20/23	3,740,000	3,889,363
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	33,993,000	36,621,626
Pine Street Trust I 4.572% 2/15/29 (b)	31,229,000	35,623,160
Pine Street Trust II 5.568% 2/15/49 (b)	31,271,000	42,143,490
		230,597,923
Insurance - 1.6%
AIA Group Ltd.:
3.2% 9/16/40 (b)	18,698,000	19,128,231
3.375% 4/7/30 (b)	39,186,000	42,432,745
American International Group, Inc.:
2.5% 6/30/25	63,800,000	66,014,684
3.4% 6/30/30	63,800,000	68,838,735
3.875% 1/15/35	29,736,000	33,218,978
Five Corners Funding Trust II 2.85% 5/15/30 (b)	50,958,000	52,775,304
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	24,484,000	28,432,872
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	24,398,897
4.75% 3/15/39	9,822,000	12,485,215
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	37,673,000	42,883,789
Metropolitan Life Global Funding I 3% 1/10/23 (b)	15,204,000	15,597,338
Pacific LifeCorp 5.125% 1/30/43 (b)	32,228,000	41,538,936
Pricoa Global Funding I 5.375% 5/15/45 (d)	28,973,000	31,012,119
Prudential Financial, Inc. 3.935% 12/7/49	13,921,000	16,652,936
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)	12,400,000	13,826,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	38,952,676
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,865,000	11,747,918
Unum Group:
3.875% 11/5/25	25,368,000	27,062,644
4% 6/15/29	24,228,000	26,827,492
5.75% 8/15/42	41,569,000	52,456,809
		666,284,318
TOTAL FINANCIALS		6,016,150,205
HEALTH CARE - 1.8%
Biotechnology - 0.1%
AbbVie, Inc.:
3.25% 10/1/22	15,000,000	15,230,565
3.45% 3/15/22	25,461,000	25,549,508
		40,780,073
Health Care Providers & Services - 1.0%
Anthem, Inc. 3.3% 1/15/23	23,355,000	24,016,256
Centene Corp.:
2.45% 7/15/28	43,675,000	42,856,094
2.625% 8/1/31	20,375,000	19,712,813
3.375% 2/15/30	21,905,000	22,061,446
4.25% 12/15/27	25,155,000	26,098,313
4.625% 12/15/29	39,085,000	41,820,950
Cigna Corp.:
3.05% 10/15/27	17,500,000	18,580,348
4.375% 10/15/28	32,914,000	37,292,068
4.8% 8/15/38	20,493,000	25,113,195
4.9% 12/15/48	20,474,000	26,527,581
CVS Health Corp.:
3% 8/15/26	3,494,000	3,683,571
3.625% 4/1/27	9,782,000	10,575,555
3.7% 3/9/23	1,849,000	1,912,194
4.78% 3/25/38	33,481,000	40,795,182
HCA Holdings, Inc. 4.75% 5/1/23	75,000	78,777
Sabra Health Care LP 3.2% 12/1/31	48,562,000	47,648,534
Toledo Hospital 5.325% 11/15/28	11,480,000	12,810,025
		401,582,902
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	46,388,000	50,496,157
Elanco Animal Health, Inc.:
5.272% 8/28/23 (d)	17,308,000	18,284,690
5.9% 8/28/28 (d)	7,291,000	8,339,956
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	51,594,680
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	41,102,980
Viatris, Inc.:
1.125% 6/22/22	16,006,000	16,029,967
1.65% 6/22/25	5,144,000	5,133,732
2.7% 6/22/30	26,152,000	26,112,809
3.85% 6/22/40	11,393,000	12,134,561
4% 6/22/50	19,674,000	21,199,291
Zoetis, Inc. 3.25% 2/1/23	33,824,000	34,549,583
		284,978,406
TOTAL HEALTH CARE		727,341,381
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	15,580,000	16,604,466
BAE Systems PLC 3.4% 4/15/30 (b)	11,875,000	12,708,664
The Boeing Co.:
5.04% 5/1/27	15,531,000	17,487,007
5.15% 5/1/30	15,531,000	18,015,843
5.705% 5/1/40	15,530,000	19,834,877
5.805% 5/1/50	15,500,000	20,906,555
5.93% 5/1/60	15,530,000	21,466,263
		127,023,675
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	6,108,760
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,594,037
3% 9/15/23	5,123,000	5,267,862
3.375% 7/1/25	33,735,000	35,362,932
4.25% 2/1/24	30,862,000	32,669,542
4.25% 9/15/24	21,001,000	22,465,858
		103,360,231
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	11,478,000	12,030,066
4.25% 4/15/26 (b)	8,740,000	9,330,644
4.375% 5/1/26 (b)	25,641,000	27,475,814
5.25% 5/15/24 (b)	20,991,000	22,588,805
		71,425,329
TOTAL INDUSTRIALS		307,917,995
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	14,465,000	15,342,484
5.85% 7/15/25	6,711,000	7,677,571
6.02% 6/15/26	8,322,000	9,686,733
6.1% 7/15/27	12,320,000	14,837,437
6.2% 7/15/30	10,663,000	13,554,806
		61,099,031
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	8,829,000	8,614,226
2.45% 2/15/31 (b)	75,132,000	72,308,107
2.6% 2/15/33 (b)	75,132,000	71,876,808
3.5% 2/15/41 (b)	60,671,000	60,514,395
3.75% 2/15/51 (b)	28,473,000	29,617,475
		242,931,011
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	35,590,000	35,415,517
2.3% 3/25/28	56,229,000	56,541,522
2.8% 4/1/27	31,398,000	32,530,515
2.875% 3/25/31	59,040,000	60,424,556
3.6% 4/1/40	31,590,000	32,728,565
		217,640,675
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (d)	1,713,000	1,758,096
TOTAL INFORMATION TECHNOLOGY		523,428,813
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	27,271,623
American Homes 4 Rent LP 2.375% 7/15/31	4,099,000	4,054,584
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	21,249,956
4.5% 12/1/28	20,395,000	23,197,374
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	9,028,714
2.75% 4/15/31	6,692,000	6,710,048
Duke Realty LP:
3.25% 6/30/26	318,000	339,968
3.75% 12/1/24	9,068,000	9,672,170
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	7,784,795
3.5% 8/1/26	7,811,000	8,386,883
Healthpeak Properties, Inc.:
3.25% 7/15/26	3,144,000	3,358,685
3.5% 7/15/29	3,594,000	3,915,023
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	48,287,529
Kimco Realty Corp. 3.375% 10/15/22	4,880,000	4,960,946
Kite Realty Group Trust:
4% 3/15/25	32,398,000	34,045,052
4.75% 9/15/30	50,933,000	56,430,198
Lexington Corporate Properties Trust:
2.7% 9/15/30	9,405,000	9,461,195
4.4% 6/15/24	8,452,000	8,964,689
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	28,913,000	28,130,604
3.625% 10/1/29	33,134,000	34,664,097
4.375% 8/1/23	6,684,000	7,001,497
4.5% 1/15/25	14,849,000	15,947,553
4.5% 4/1/27	74,033,000	81,397,618
4.75% 1/15/28	36,570,000	40,540,390
4.95% 4/1/24	7,995,000	8,582,249
5.25% 1/15/26	31,863,000	35,589,700
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	7,608,317
Realty Income Corp.:
2.2% 6/15/28	4,085,000	4,122,503
2.85% 12/15/32	5,025,000	5,241,837
3.25% 1/15/31	5,362,000	5,761,898
3.4% 1/15/28	8,338,000	8,963,502
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	6,309,832
5% 12/15/23	4,492,000	4,775,414
Simon Property Group LP:
2.45% 9/13/29	8,537,000	8,660,883
3.375% 12/1/27	17,457,000	18,761,161
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	13,888,133
4.25% 2/1/26	16,356,000	17,500,043
Store Capital Corp.:
2.75% 11/18/30	10,084,000	10,137,929
4.625% 3/15/29	9,743,000	11,010,195
Ventas Realty LP:
3% 1/15/30	43,597,000	45,071,655
3.5% 2/1/25	8,762,000	9,279,796
4% 3/1/28	12,591,000	13,896,692
4.125% 1/15/26	8,982,000	9,831,961
4.75% 11/15/30	53,358,000	62,510,301
Vornado Realty LP 2.15% 6/1/26	10,254,000	10,293,542
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	7,773,702
4% 2/1/25	32,062,000	34,342,312
4.6% 4/1/24	2,875,000	3,068,401
		857,783,149
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	35,880,596
3.95% 11/15/27	24,749,000	26,698,720
4.1% 10/1/24	30,631,000	32,616,947
4.55% 10/1/29	31,499,000	35,030,656
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	30,594,615
4.875% 3/1/26	4,233,000	4,758,295
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,097,757
Mid-America Apartments LP 4% 11/15/25	447,000	487,361
Post Apartment Homes LP 3.375% 12/1/22	2,416,000	2,464,131
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	8,657,577
2.7% 7/15/31	23,304,000	23,340,297
Tanger Properties LP:
2.75% 9/1/31	23,464,000	22,503,362
3.125% 9/1/26	16,163,000	16,794,170
3.875% 7/15/27	8,715,000	9,365,197
		250,289,681
TOTAL REAL ESTATE		1,108,072,830
UTILITIES - 1.3%
Electric Utilities - 0.7%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,733,396
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	19,743,732
Duke Energy Corp. 2.45% 6/1/30	14,856,000	14,739,671
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	7,078,000	6,970,257
2.775% 1/7/32 (b)	24,917,000	24,903,757
Entergy Corp. 2.8% 6/15/30	15,246,000	15,591,060
Eversource Energy 2.8% 5/1/23	32,099,000	32,783,647
Exelon Corp.:
4.05% 4/15/30	9,268,000	10,387,936
4.7% 4/15/50	4,127,000	5,314,473
FirstEnergy Corp.:
4.75% 3/15/23	68,802,000	70,730,520
7.375% 11/15/31	31,029,000	41,498,495
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	12,053,582
		264,450,526
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,932,577	7,246,273
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	10,035,759
The AES Corp.:
3.3% 7/15/25 (b)	45,861,000	47,974,275
3.95% 7/15/30 (b)	39,983,000	43,105,272
		101,115,306
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	4,639,081
NiSource, Inc.:
2.95% 9/1/29	47,860,000	49,596,647
5.8% 2/1/42	11,523,000	15,501,632
5.95% 6/15/41	17,565,000	24,211,466
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	19,508,192
5.625% 7/15/22	1,783,000	1,816,056
Sempra Energy:
2.875% 10/1/22	9,886,000	10,028,298
6% 10/15/39	1,481,000	2,055,069
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (d)(e)	14,096,000	13,109,280
		140,465,721
TOTAL UTILITIES		513,277,826
TOTAL NONCONVERTIBLE BONDS (Cost $12,202,460,933)		13,112,823,993

U.S. Government and Government Agency Obligations - 39.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/51	27,614,000	34,997,136

U.S. Treasury Obligations - 39.6%
U.S. Treasury Bonds:
1.75% 8/15/41	238,590,000	234,228,277
1.875% 11/15/51	330,188,000	336,688,576
2% 8/15/51	1,498,710,000	1,569,430,378
2.375% 5/15/51	246,077,000	279,105,147
2.875% 5/15/49	264,876,000	327,411,568
3% 2/15/47	647,997,000	802,351,907
U.S. Treasury Notes:
0.125% 1/31/23	1,254,700,000	1,251,857,327
0.25% 5/15/24	683,749,000	676,136,952
0.25% 7/31/25	780,659,000	759,587,304
0.25% 9/30/25	206,099,000	200,149,501
0.375% 12/31/25	914,223,000	888,689,035
0.375% 1/31/26	520,980,000	505,798,320
0.75% 4/30/26	1,332,810,000	1,311,880,725
0.875% 9/30/26 (f)	418,050,000	412,661,076
1.125% 10/31/26 (g)	500,000,000	499,296,875
1.125% 8/31/28	300,720,000	296,185,708
1.125% 2/15/31	505,051,000	493,036,311
1.25% 5/31/28	3,314,052,000	3,298,129,007
1.25% 9/30/28	50,800,000	50,426,938
1.375% 11/30/28	250,000,000	252,187,500
1.375% 11/15/31 (g)	658,297,000	654,285,503
2.125% 7/31/24	24,323,300	25,203,119
2.125% 11/30/24	379,473,000	393,866,293
2.25% 4/30/24	30,464,300	31,600,761
2.25% 12/31/24	175,486,000	182,861,896
2.75% 6/30/25	207,274,300	220,180,363
TOTAL U.S. TREASURY OBLIGATIONS		15,953,236,367
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,019,837,876)		15,988,233,503

U.S. Government Agency - Mortgage Securities - 16.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.6%
12 month U.S. LIBOR + 1.360% 1.615% 10/1/35 (d)(e)	27,337	28,463
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (d)(e)	72,517	75,930
12 month U.S. LIBOR + 1.460% 1.859% 1/1/35 (d)(e)	54,497	56,958
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (d)(e)	27,021	28,219
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (d)(e)	3,027	3,180
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (d)(e)	32,242	33,831
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (d)(e)	51,005	53,626
12 month U.S. LIBOR + 1.620% 1.875% 5/1/35 (d)(e)	125,596	131,448
12 month U.S. LIBOR + 1.620% 1.927% 3/1/33 (d)(e)	72,385	75,489
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (d)(e)	45,013	47,254
12 month U.S. LIBOR + 1.630% 1.947% 11/1/36 (d)(e)	102,870	107,964
12 month U.S. LIBOR + 1.640% 1.896% 5/1/36 (d)(e)	156,756	164,788
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (d)(e)	110,971	117,662
12 month U.S. LIBOR + 1.680% 1.994% 7/1/43 (d)(e)	83,300	87,429
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (d)(e)	410,399	430,562
12 month U.S. LIBOR + 1.710% 1.95% 8/1/35 (d)(e)	8,383	8,815
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (d)(e)	79,607	83,977
12 month U.S. LIBOR + 1.730% 2.085% 3/1/40 (d)(e)	108,234	113,903
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (d)(e)	140,529	148,283
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (d)(e)	55,454	58,286
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (d)(e)	343,914	362,359
12 month U.S. LIBOR + 1.800% 2.074% 12/1/40 (d)(e)	3,231,858	3,410,854
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (d)(e)	231,247	243,612
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (d)(e)	356,057	376,747
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (d)(e)	144,019	152,381
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (d)(e)	77,939	82,128
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (d)(e)	125,183	132,195
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (d)(e)	9,676	10,225
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (d)(e)	128,090	131,698
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (d)(e)	53,909	57,239
12 month U.S. LIBOR + 1.950% 2.246% 9/1/36 (d)(e)	54,653	57,109
6 month U.S. LIBOR + 1.470% 1.6% 10/1/33 (d)(e)	16,323	16,941
6 month U.S. LIBOR + 1.500% 1.723% 1/1/35 (d)(e)	158,002	164,483
6 month U.S. LIBOR + 1.510% 1.691% 2/1/33 (d)(e)	7,584	7,869
6 month U.S. LIBOR + 1.530% 1.7% 12/1/34 (d)(e)	46,615	48,549
6 month U.S. LIBOR + 1.530% 1.737% 3/1/35 (d)(e)	46,332	48,299
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (d)(e)	16,152	16,801
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (d)(e)	30,210	31,551
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (d)(e)	2,605	2,729
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (d)(e)	34,232	36,131
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (d)(e)	36,879	38,982
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (d)(e)	122,054	128,424
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.373% 12/1/33 (d)(e)	371,282	389,867
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (d)(e)	84,972	89,311
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.537% 5/1/35 (d)(e)	24,231	25,539
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.53% 7/1/34 (d)(e)	173,562	182,466
1.5% 6/1/51	1,277,853	1,239,855
2% 7/1/50 to 11/1/51	354,688,340	356,182,468
2.5% 4/1/31 to 12/1/51	478,221,780	493,476,868
3% 4/1/29 to 11/1/51 (f)(h)(i)(j)	426,742,486	449,145,095
3.4% 7/1/42 to 9/1/42	67,267	71,875
3.5% 5/1/36 to 11/1/49	156,164,478	167,393,530
3.65% 5/1/42 to 8/1/42	21,555	23,308
3.9% 4/1/42	5,961	6,548
4% 3/1/36 to 7/1/48	162,526,431	176,485,066
4.25% 11/1/41	16,789	18,347
4.5% to 4.5% 12/1/23 to 9/1/49	144,729,959	157,981,615
5% 1/1/22 to 2/1/49	16,563,938	18,503,503
5.237% 8/1/41 (d)	1,882,391	2,096,391
5.5% 3/1/22 to 9/1/24	11,969	12,151
6% to 6% 1/1/22 to 1/1/42	8,775,641	10,206,900
6.5% 2/1/22 to 5/1/38	6,209,283	7,143,490
6.623% 2/1/39 (d)	1,198,540	1,319,488
7% to 7% 4/1/23 to 7/1/37	1,136,906	1,300,381
7.5% to 7.5% 9/1/22 to 9/1/32	552,623	623,400
8% 8/1/29 to 3/1/37	26,668	32,068
8.5% 8/1/22 to 9/1/25	376	400
9% 10/1/30	6,525	7,640
TOTAL FANNIE MAE		1,851,370,943
Freddie Mac - 3.4%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (d)(e)	54,362	56,576
12 month U.S. LIBOR + 1.370% 1.7% 3/1/36 (d)(e)	263,104	274,574
12 month U.S. LIBOR + 1.500% 1.839% 3/1/36 (d)(e)	166,652	174,715
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (d)(e)	333,897	352,132
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (d)(e)	626,339	660,504
12 month U.S. LIBOR + 1.750% 2.068% 12/1/40 (d)(e)	1,594,646	1,679,259
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (d)(e)	16,814	17,746
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (d)(e)	71,799	76,107
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (d)(e)	56,141	59,450
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (d)(e)	204,222	215,368
12 month U.S. LIBOR + 1.900% 2.174% 10/1/42 (d)(e)	216,429	228,753
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (d)(e)	410,365	434,895
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (d)(e)	543,188	575,623
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (d)(e)	142,464	150,971
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (d)(e)	394,574	418,392
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (d)(e)	18,730	19,755
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (d)(e)	112,764	118,971
12 month U.S. LIBOR + 2.030% 2.296% 3/1/33 (d)(e)	3,300	3,455
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (d)(e)	99,177	104,840
12 month U.S. LIBOR + 2.160% 2.535% 11/1/35 (d)(e)	15,254	16,135
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (d)(e)	150,218	159,019
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (d)(e)	68,365	70,314
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (d)(e)	6,684	6,988
6 month U.S. LIBOR + 1.650% 1.78% 4/1/35 (d)(e)	84,340	88,072
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (d)(e)	24,136	25,352
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (d)(e)	34,932	36,773
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (d)(e)	237,579	249,373
6 month U.S. LIBOR + 1.990% 2.152% 10/1/35 (d)(e)	87,372	91,897
6 month U.S. LIBOR + 2.020% 2.245% 6/1/37 (d)(e)	78,479	82,653
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (d)(e)	42,614	45,062
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (d)(e)	162,255	170,506
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.371% 1/1/35 (d)(e)	3,418	3,613
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (d)(e)	304,961	319,925
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.515% 3/1/35 (d)(e)	585,254	616,944
1.5% 11/1/50 to 6/1/51	1,676,713	1,626,235
2% 6/1/50 to 11/1/51	248,120,437	249,171,837
2.5% 5/1/30 to 12/1/51	271,547,620	280,318,908
3% 6/1/31 to 6/1/50	229,514,491	241,754,000
3.5% 1/1/32 to 3/1/48	210,767,436	225,670,934
3.5% 8/1/47	7,957,909	8,494,557
4% 1/1/36 to 6/1/48	215,645,818	234,070,554
4% 4/1/48	52,215	56,050
4.5% 6/1/25 to 12/1/48	72,053,199	78,779,180
5% 7/1/33 to 7/1/41	19,431,333	21,816,605
5.5% 6/1/22	9,451	9,523
6% 12/1/21 to 12/1/37	1,997,709	2,286,877
6.5% 12/1/21 to 9/1/39	2,879,004	3,373,618
7% 3/1/26 to 9/1/36	1,119,554	1,296,508
7.5% 1/1/27 to 7/1/34	100,193	115,971
8% 7/1/24 to 4/1/32	29,166	33,151
8.5% 12/1/22 to 1/1/28	25,284	28,171
TOTAL FREDDIE MAC		1,356,507,391
Ginnie Mae - 3.6%
3.5% 10/20/40 to 5/20/50	146,988,341	156,889,748
4% 7/20/33 to 5/20/49	217,166,076	233,374,896
4.5% 6/20/33 to 5/20/42	40,752,280	45,083,082
5.5% 6/15/33 to 9/15/39	1,650,714	1,877,634
6% to 6% 10/15/30 to 5/15/40	3,336,900	3,833,196
7% to 7% 11/15/22 to 3/15/33	1,729,466	1,966,687
7.5% to 7.5% 2/15/22 to 9/15/31	334,010	367,365
8% 1/15/22 to 11/15/29	68,968	74,809
8.5% to 8.5% 11/15/27 to 1/15/31	26,088	29,950
9% 1/15/23	97	100
2% 12/1/51 (c)	56,400,000	57,120,786
2% 12/1/51 (c)	59,700,000	60,462,960
2% 12/1/51 (c)	62,450,000	63,248,105
2% 12/1/51 (c)	43,750,000	44,309,121
2% 12/1/51 (c)	31,200,000	31,598,733
2% 12/1/51 (c)	20,950,000	21,217,739
2% 12/1/51 (c)	18,800,000	19,040,262
2.5% 4/20/51 to 7/20/51	54,066,873	55,590,797
2.5% 12/1/51 (c)	85,200,000	87,531,157
2.5% 12/1/51 (c)	38,300,000	39,347,926
2.5% 12/1/51 (c)	33,200,000	34,108,385
2.5% 12/1/51 (c)	25,125,000	25,812,445
2.5% 12/1/51 (c)	20,250,000	20,804,060
2.5% 12/1/51 (c)	14,500,000	14,896,735
3% 4/15/42 to 7/20/51	188,506,280	196,304,766
3% 12/1/51 (c)	26,850,000	27,825,157
3% 12/1/51 (c)	15,000,000	15,544,781
3% 12/1/51 (c)	13,825,000	14,327,106
3.5% 12/1/51 (c)	13,850,000	14,464,002
3.5% 12/1/51 (c)	8,350,000	8,720,175
3.5% 12/1/51 (c)	13,950,000	14,568,436
3.5% 12/1/51 (c)	2,800,000	2,924,130
3.5% 12/1/51 (c)	2,750,000	2,871,914
3.5% 12/1/51 (c)	8,350,000	8,720,175
3.5% 12/1/51 (c)	5,550,000	5,796,044
3.5% 12/1/51 (c)	5,550,000	5,796,044
3.5% 12/1/51 (c)	2,800,000	2,924,130
3.5% 12/1/51 (c)	5,500,000	5,743,828
3.5% 12/1/51 (c)	4,150,000	4,333,979
3.5% 12/1/51 (c)	4,900,000	5,117,228
3.5% 12/1/51 (c)	9,400,000	9,816,724
3.5% 12/1/51 (c)	9,000,000	9,398,991
3.5% 1/1/52 (c)	8,500,000	8,867,527
3.5% 1/1/52 (c)	8,300,000	8,658,880
3.5% 1/1/52 (c)	8,350,000	8,711,041
3.5% 1/1/52 (c)	10,550,000	11,006,166
5% 12/15/32 to 4/20/48	21,216,939	23,808,461
6.5% 3/20/31 to 6/15/37	478,600	552,081
TOTAL GINNIE MAE		1,435,388,444
Uniform Mortgage Backed Securities - 4.9%
1.5% 12/1/51 (c)	81,200,000	78,519,872
1.5% 12/1/51 (c)	56,350,000	54,490,084
1.5% 12/1/51 (c)	40,200,000	38,873,139
1.5% 12/1/51 (c)	7,700,000	7,445,850
1.5% 12/1/51 (c)	9,700,000	9,379,837
1.5% 12/1/51 (c)	9,600,000	9,283,138
1.5% 12/1/51 (c)	9,600,000	9,283,138
2% 12/1/36 (c)	27,300,000	27,993,486
2% 12/1/51 (c)	93,900,000	93,984,914
2% 12/1/51 (c)	94,650,000	94,735,592
2% 12/1/51 (c)	93,550,000	93,634,597
2% 12/1/51 (c)	140,100,000	140,226,692
2% 12/1/51 (c)	122,600,000	122,710,867
2% 12/1/51 (c)	77,650,000	77,720,219
2% 12/1/51 (c)	36,725,000	36,758,210
2% 12/1/51 (c)	28,300,000	28,325,592
2% 12/1/51 (c)	42,300,000	42,338,252
2% 12/1/51 (c)	122,200,000	122,310,505
2% 12/1/51 (c)	92,950,000	93,034,055
2% 12/1/51 (c)	5,800,000	5,805,245
2% 12/1/51 (c)	10,900,000	10,909,857
2% 12/1/51 (c)	9,600,000	9,608,681
2% 12/1/51 (c)	21,500,000	21,519,442
2% 1/1/52 (c)	92,950,000	92,852,514
2% 1/1/52 (c)	97,750,000	97,647,480
2.5% 12/1/51 (c)	79,600,000	81,590,000
2.5% 12/1/51 (c)	82,900,000	84,972,500
2.5% 12/1/51 (c)	55,700,000	57,092,500
2.5% 12/1/51 (c)	64,725,000	66,343,125
2.5% 12/1/51 (c)	40,800,000	41,820,000
2.5% 12/1/51 (c)	14,900,000	15,272,500
2.5% 12/1/51 (c)	12,500,000	12,812,500
2.5% 12/1/51 (c)	10,600,000	10,865,000
2.5% 12/1/51 (c)	42,300,000	43,357,500
2.5% 12/1/51 (c)	21,700,000	22,242,500
2.5% 12/1/51 (c)	16,600,000	17,015,000
2.5% 1/1/52 (c)	42,300,000	43,251,750
3% 12/1/51 (c)	10,900,000	11,316,414
3% 12/1/51 (c)	14,000,000	14,534,843
3% 12/1/51 (c)	10,900,000	11,316,414
3.5% 12/1/51 (c)	15,300,000	16,084,723
3.5% 12/1/51 (c)	16,100,000	16,925,755
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,986,204,282
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,569,171,370)		6,629,471,060

Asset-Backed Securities - 6.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	15,979,845	14,079,065
Series 2019-1 Class A, 3.844% 5/15/39 (b)	17,695,674	16,805,564
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	32,017,027	30,831,010
Class B, 4.458% 10/16/39 (b)	5,909,968	4,923,395
Series 2021-1A Class A, 2.95% 11/16/41 (b)	34,256,418	33,786,694
Series 2021-2A Class A, 2.798% 1/15/47 (b)	59,264,000	59,163,488
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	12,380,000	12,387,345
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(d)(e)	8,704,000	8,704,566
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.14% 10/17/34 (b)(d)(e)	21,227,000	21,227,000
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3323% 1/17/32 (b)(d)(e)	33,730,000	33,705,782
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.1215% 4/20/34 (b)(d)(e)	56,239,000	56,238,831
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (b)(d)(e)	17,673,000	17,680,193
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (b)(d)(e)	27,167,000	27,175,802
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	15,698,702	14,880,421
Class B, 4.335% 1/16/40 (b)	2,733,802	1,963,188
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (b)(d)(e)	31,563,000	31,576,193
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3438% 1/15/33 (b)(d)(e)	40,800,000	40,813,750
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.1539% 4/25/34 (b)(d)(e)	18,644,000	18,571,251
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (b)(d)(e)	34,311,000	34,333,199
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1938% 4/15/34 (b)(d)(e)	37,984,000	37,989,128
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (b)(d)(e)	12,146,000	12,149,692
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (b)(d)(e)	21,905,000	21,891,945
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.1439% 4/25/34 (b)(d)(e)	40,974,000	40,985,391
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (b)(d)(e)	36,000,000	36,000,900
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2166% 2/25/35 (d)(e)	371,385	370,627
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (b)(d)(e)	28,318,000	28,332,159
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (b)(d)(e)	33,084,000	33,083,835
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	35,817,443	35,875,697
Class AA, 2.487% 12/16/41 (b)(d)	5,088,042	5,105,497
Series 2021-1A Class A, 2.443% 7/15/46 (b)	49,041,564	48,691,314
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.078% 5/25/29 (d)(e)	5,087,669	5,091,128
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (b)(d)(e)	36,617,000	36,540,031
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	27,570,207	27,552,242
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	26,871,340	26,788,558
Class B, 5.095% 4/15/39 (b)	11,988,233	11,391,019
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	24,532,068	24,251,610
Series 2021-1A Class A, 3.474% 1/15/46 (b)	10,523,307	10,740,575
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(d)(e)	26,444,000	26,432,973
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.13% 10/25/34 (b)(d)(e)	19,756,000	19,744,304
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.1815% 4/20/34 (b)(d)(e)	32,995,000	32,920,563
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (b)(d)(e)	32,158,000	32,081,335
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.442% 10/25/37 (b)(d)(e)	195,190	196,563
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (b)(d)(e)	35,800,000	35,723,030
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (b)(d)(e)	47,700,000	47,739,543
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	4,856,912	4,878,446
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	30,532,425	31,842,602
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	2,771,213	2,978,724
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.15% 10/20/34 (b)(d)(e)	21,386,000	21,386,000
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3423% 1/18/32 (b)(d)(e)	25,810,000	25,815,523
Dryden Senior Loan Fund:
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 1.2923% 1/16/32 (d)(e)	346,000	346,051
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (b)(d)(e)	23,800,000	23,811,829
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (b)(d)(e)	29,140,000	29,122,458
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.13% 2/20/35 (b)(c)(d)(e)	16,803,000	16,803,000
Eaton Vance CLO, Ltd.:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4938% 10/15/32 (b)(d)(e)	35,000,000	35,011,760
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(d)(e)	14,552,000	14,561,997
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (b)(d)(e)	7,800,000	7,804,399
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)	20,348,700	20,264,006
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (b)(d)(e)	24,705,000	24,736,425
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (b)(d)(e)	32,500,000	32,500,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (b)(d)(e)	33,900,000	33,936,476
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	12,821,934	12,685,441
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	14,029,232	13,908,100
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.13% 10/22/34 (b)(c)(d)(e)	22,628,000	22,628,000
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(d)	29,320,000	29,733,852
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (b)(d)(e)	16,500,000	16,505,115
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0483% 1/22/28 (b)(d)(e)	24,139,887	24,175,904
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (b)(d)(e)	38,620,000	38,694,884
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.120% 1.13% 1/22/35 (b)(c)(d)(e)	36,551,000	36,549,063
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (b)(d)(e)	24,703,000	24,689,018
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3283% 1/22/31 (b)(d)(e)	10,024,000	10,025,193
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (b)(d)(e)	16,640,000	16,651,265
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (b)(d)(e)	7,927,000	7,922,276
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (b)(d)(e)	39,908,000	39,884,175
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (b)(d)(e)	49,847,000	49,856,969
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.1515% 4/20/34 (b)(d)(e)	31,864,000	31,898,923
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 0% 1/25/35 (b)(d)(e)	26,894,000	26,894,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (b)(d)(e)	33,150,000	33,180,631
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)	1,127,416	1,129,030
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (b)(d)(e)	36,977,000	36,977,961
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(d)(e)	50,000,000	50,114,600
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)	23,992,108	23,940,070
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (d)(e)	684,935	685,569
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (b)(d)(e)	13,185,000	13,177,234
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	27,863,700	28,898,001
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	26,153,324	25,667,358
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (b)	345,216	344,569
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (b)(d)(e)	46,460,000	46,492,150
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	28,506,083	27,966,147
Class B, 4.335% 3/15/40 (b)	2,922,293	2,555,946
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	34,963,000	36,066,635
1.884% 7/15/50 (b)	12,544,000	12,596,160
2.328% 7/15/52 (b)	9,591,000	9,808,531
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.586% 12/15/27 (b)(d)(e)	9,142,142	9,142,406
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(d)(e)	4,219,000	4,219,519
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 1/15/34 (b)(d)(e)	19,900,000	19,900,000
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1036% 4/19/34 (b)(d)(e)	41,341,000	41,358,115
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (b)(d)(e)	28,900,000	28,846,044
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (b)(d)(e)	24,293,000	24,378,536
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (d)(e)	103,261	96,724
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	33,812,352	33,751,257
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	42,967,222	42,859,882
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6777% 3/25/58 (b)(d)	168,779	175,133
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6866% 4/6/42 (b)(d)(e)	2,720,000	1,980,554
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/28 (b)(d)(e)	10,251,123	10,251,676
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (b)	2,817,817	2,809,555
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 7/20/32 (b)(d)(e)	35,926,000	35,935,700
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (b)(d)(e)	22,263,000	22,250,288
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (b)(d)(e)	44,263,000	44,236,664
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (b)(d)(e)	22,574,000	22,573,932
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	482,183	482,697
TOTAL ASSET-BACKED SECURITIES (Cost $2,543,113,100)		2,539,867,544

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)	21,211,160	21,212,581
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	24,624,409	24,607,283
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	17,296,372	17,314,969
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)	102,846	102,673
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3921% 5/27/37 (b)(d)(e)	113,609	111,725
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(d)(e)(k)	314,589	31
Class AA1, 1 month U.S. LIBOR + 0.280% 0.3921% 5/27/37 (b)(d)(e)	414,034	394,282
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(d)	1,147,000	1,157,908
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	10,479,990	10,847,883
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	17,589,814	18,506,504
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	19,548,750	19,396,039
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (b)(d)	32,100,000	32,100,000
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	14,250,502	14,124,443
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	32,100,000	32,141,891
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	10,397,719	10,392,804
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (d)(e)	5,537	5,419
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.732% 9/25/43 (d)(e)	134,956	133,266
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.3785% 9/25/33 (d)	17,575	17,466
TOTAL PRIVATE SPONSOR		202,567,167
U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.892% 2/25/32 (d)(e)	22,608	23,010
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0889% 3/18/32 (d)(e)	41,475	42,351
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.092% 4/25/32 (d)(e)	47,611	48,779
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.092% 10/25/32 (d)(e)	61,936	63,305
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.842% 1/25/32 (d)(e)	21,926	22,273
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.008% 12/25/33 (d)(l)(m)	810,936	197,120
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.588% 11/25/36 (d)(l)(m)	572,594	108,616
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	3,497	3,581
Series 1993-207 Class H, 6.5% 11/25/23	111,342	114,912
Series 1996-28 Class PK, 6.5% 7/25/25	44,763	46,337
Series 1999-17 Class PG, 6% 4/25/29	288,952	317,243
Series 1999-32 Class PL, 6% 7/25/29	329,393	362,861
Series 1999-33 Class PK, 6% 7/25/29	231,245	254,958
Series 2001-52 Class YZ, 6.5% 10/25/31	35,322	39,119
Series 2003-28 Class KG, 5.5% 4/25/23	48,741	49,962
Series 2005-102 Class CO 11/25/35 (n)	151,092	139,156
Series 2005-39 Class TE, 5% 5/25/35	32,564	36,118
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3108% 8/25/35 (d)(m)	39,169	50,987
Series 2005-81 Class PC, 5.5% 9/25/35	420,769	469,821
Series 2006-12 Class BO 10/25/35 (n)	690,540	637,188
Series 2006-15 Class OP 3/25/36 (n)	790,399	721,274
Series 2006-37 Class OW 5/25/36 (n)	78,188	69,989
Series 2006-45 Class OP 6/25/36 (n)	246,669	220,771
Series 2006-62 Class KP 4/25/36 (n)	403,810	369,841
Series 2012-149:
Class DA, 1.75% 1/25/43	3,274,857	3,305,574
Class GA, 1.75% 6/25/42	3,551,596	3,591,131
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	57,973	63,525
Series 1999-25 Class Z, 6% 6/25/29	247,854	268,171
Series 2001-20 Class Z, 6% 5/25/31	317,127	351,546
Series 2001-31 Class ZC, 6.5% 7/25/31	163,329	178,632
Series 2002-16 Class ZD, 6.5% 4/25/32	103,854	115,295
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.458% 11/25/32 (d)(l)(m)	347,450	40,007
Series 2012-67 Class AI, 4.5% 7/25/27 (l)	547,357	28,612
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.548% 12/25/36 (d)(l)(m)	394,419	92,645
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.348% 5/25/37 (d)(l)(m)	214,734	46,384
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5396% 9/25/23 (d)(m)	6,163	6,829
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.008% 3/25/33 (d)(l)(m)	52,940	11,687
Series 2005-72 Class ZC, 5.5% 8/25/35	3,278,882	3,645,669
Series 2005-79 Class ZC, 5.9% 9/25/35	1,265,040	1,431,711
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.068% 6/25/37 (d)(m)	198,776	396,302
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (d)(m)	274,412	547,595
Class SB, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (d)(m)	93,638	162,809
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.258% 3/25/38 (d)(l)(m)	1,384,684	270,224
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.958% 12/25/40 (d)(l)(m)	1,394,176	244,306
Class ZA, 4.5% 12/25/40	1,738,699	1,948,038
Series 2010-139 Class NI, 4.5% 2/25/40 (l)	610,976	26,501
Series 2010-150 Class ZC, 4.75% 1/25/41	4,266,458	4,806,245
Series 2010-95 Class ZC, 5% 9/25/40	9,270,771	10,405,558
Series 2011-39 Class ZA, 6% 11/25/32	956,800	1,079,711
Series 2011-4 Class PZ, 5% 2/25/41	1,414,795	1,537,760
Series 2011-67 Class AI, 4% 7/25/26 (l)	185,872	7,880
Series 2011-83 Class DI, 6% 9/25/26 (l)	35,747	601
Series 2012-100 Class WI, 3% 9/25/27 (l)	2,563,679	174,692
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.558% 12/25/30 (d)(l)(m)	493,766	24,010
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.458% 6/25/41 (d)(l)(m)	397,557	14,892
Series 2013-133 Class IB, 3% 4/25/32 (l)	1,101,406	38,067
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.958% 1/25/44 (d)(l)(m)	704,830	132,359
Series 2013-51 Class GI, 3% 10/25/32 (l)	2,550,282	179,414
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.628% 6/25/35 (d)(l)(m)	1,134,480	196,855
Series 2015-42 Class IL, 6% 6/25/45 (l)	4,127,010	782,049
Series 2015-70 Class JC, 3% 10/25/45	5,940,635	6,228,374
Series 2017-30 Class AI, 5.5% 5/25/47 (l)	2,330,435	448,903
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (l)	210,273	37,378
Series 343 Class 16, 5.5% 5/25/34 (l)	181,826	29,386
Series 348 Class 14, 6.5% 8/25/34 (d)(l)	141,288	30,566
Series 351:
Class 12, 5.5% 4/25/34 (d)(l)	85,645	15,404
Class 13, 6% 3/25/34 (l)	124,620	22,463
Series 359 Class 19, 6% 7/25/35 (d)(l)	73,618	14,605
Series 384 Class 6, 5% 7/25/37 (l)	839,400	145,733
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.8893% 1/15/32 (d)(e)	18,811	19,152
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (d)(e)	25,493	26,035
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.0893% 3/15/32 (d)(e)	25,377	25,930
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 0.9893% 6/15/31 (d)(e)	45,077	45,903
Class FG, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (d)(e)	13,939	14,204
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3393% 5/15/37 (d)(e)	1,055,700	1,058,988
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	343,268	379,117
Series 2101 Class PD, 6% 11/15/28	26,173	28,902
Series 2104 Class PG, 6% 12/15/28	6,840	7,562
Series 2121 Class MG, 6% 2/15/29	135,796	149,768
Series 2131 Class BG, 6% 3/15/29	955,973	1,056,750
Series 2137 Class PG, 6% 3/15/29	154,026	170,457
Series 2154 Class PT, 6% 5/15/29	269,495	298,199
Series 2162 Class PH, 6% 6/15/29	54,112	59,503
Series 2520 Class BE, 6% 11/15/32	394,484	447,697
Series 2693 Class MD, 5.5% 10/15/33	1,141,161	1,240,225
Series 2802 Class OB, 6% 5/15/34	411,471	455,935
Series 3002 Class NE, 5% 7/15/35	1,012,102	1,117,601
Series 3110 Class OP 9/15/35 (n)	366,409	352,134
Series 3119 Class PO 2/15/36 (n)	947,519	861,455
Series 3121 Class KO 3/15/36 (n)	150,827	138,390
Series 3123 Class LO 3/15/36 (n)	538,841	490,990
Series 3145 Class GO 4/15/36 (n)	556,013	508,754
Series 3189 Class PD, 6% 7/15/36	871,701	1,001,159
Series 3225 Class EO 10/15/36 (n)	286,251	258,119
Series 3258 Class PM, 5.5% 12/15/36	367,028	415,069
Series 3415 Class PC, 5% 12/15/37	379,036	416,861
Series 3786 Class HI, 4% 3/15/38 (l)	53,508	59
Series 3806 Class UP, 4.5% 2/15/41	1,744,976	1,831,651
Series 3832 Class PE, 5% 3/15/41	4,110,449	4,544,502
Series 4135 Class AB, 1.75% 6/15/42	2,669,622	2,701,761
Series 4765 Class PE, 3% 12/15/41	2,008,085	2,019,149
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	3,152	3,482
Series 2135 Class JE, 6% 3/15/29	74,306	81,507
Series 2274 Class ZM, 6.5% 1/15/31	100,174	109,220
Series 2281 Class ZB, 6% 3/15/30	187,916	206,558
Series 2303 Class ZV, 6% 4/15/31	93,272	103,650
Series 2357 Class ZB, 6.5% 9/15/31	710,179	806,943
Series 2502 Class ZC, 6% 9/15/32	187,383	212,337
Series 2519 Class ZD, 5.5% 11/15/32	249,545	279,353
Series 2546 Class MJ, 5.5% 3/15/23	32,635	33,488
Series 2601 Class TB, 5.5% 4/15/23	14,904	15,315
Series 2998 Class LY, 5.5% 7/15/25	119,542	128,008
Series 3871 Class KB, 5.5% 6/15/41	3,440,175	3,939,420
Series 4423 Class NJ, 3% 9/15/41	6,666,033	6,729,556
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.5108% 2/15/36 (d)(l)(m)	270,098	47,617
Series 1658 Class GZ, 7% 1/15/24	6,385	6,759
Series 2013-4281 Class AI, 4% 12/15/28 (l)	1,571,340	58,421
Series 2017-4683 Class LM, 3% 5/15/47	5,881,122	6,145,008
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.1108% 11/15/31 (d)(l)(m)	36,708	3,973
Series 2587 Class IM, 6.5% 3/15/33 (l)	6,543	1,308
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.2199% 8/15/24 (d)(m)	83	89
Class SD, 86.400% - 1 month U.S. LIBOR 85.2897% 8/15/24 (d)(m)	121	137
Series 2933 Class ZM, 5.75% 2/15/35	2,855,358	3,218,279
Series 2935 Class ZK, 5.5% 2/15/35	3,750,442	4,241,576
Series 2947 Class XZ, 6% 3/15/35	1,615,305	1,849,124
Series 2996 Class ZD, 5.5% 6/15/35	1,908,067	2,164,925
Series 3237 Class C, 5.5% 11/15/36	2,808,712	3,140,387
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5708% 11/15/36 (d)(l)(m)	1,203,913	259,562
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6608% 3/15/37 (d)(l)(m)	1,819,741	427,513
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6708% 4/15/37 (d)(l)(m)	2,548,769	556,521
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4908% 6/15/37 (d)(l)(m)	941,718	173,306
Series 3949 Class MK, 4.5% 10/15/34	731,558	795,897
Series 4055 Class BI, 3.5% 5/15/31 (l)	1,212,659	51,020
Series 4149 Class IO, 3% 1/15/33 (l)	1,306,117	117,112
Series 4314 Class AI, 5% 3/15/34 (l)	401,687	21,457
Series 4427 Class LI, 3.5% 2/15/34 (l)	2,679,143	204,455
Series 4471 Class PA 4% 12/15/40	3,720,834	3,944,160
target amortization class Series 2156 Class TC, 6.25% 5/15/29	150,101	160,030
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 0.9903% 2/15/24 (d)(e)	32,889	33,026
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	8,606	9,359
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	104,403	114,724
Series 2056 Class Z, 6% 5/15/28	279,192	307,778
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	7,489,466	8,243,471
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	9,011,127	9,641,525
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.6009% 6/16/37 (d)(l)(m)	510,817	105,063
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6378% 3/20/60 (d)(e)(o)	6,555,526	6,577,891
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 7/20/60 (d)(e)(o)	977,080	976,302
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.3753% 9/20/60 (d)(e)(o)	1,106,413	1,104,760
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.3753% 8/20/60 (d)(e)(o)	1,048,049	1,046,567
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4553% 12/20/60 (d)(e)(o)	2,359,252	2,360,085
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 12/20/60 (d)(e)(o)	2,536,522	2,543,343
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 2/20/61 (d)(e)(o)	2,888,954	2,895,743
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5653% 2/20/61 (d)(e)(o)	4,500,255	4,509,756
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 4/20/61 (d)(e)(o)	2,259,962	2,266,432
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (d)(e)(o)	4,120,411	4,131,462
Class FC, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (d)(e)(o)	2,704,906	2,712,588
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6053% 6/20/61 (d)(e)(o)	3,235,980	3,246,291
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6253% 9/20/61 (d)(e)(o)	616,465	618,792
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 10/20/61 (d)(e)(o)	3,676,086	3,693,120
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.4911% 8/20/42 (d)(e)	281,817	284,088
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 11/20/61 (d)(e)(o)	3,555,389	3,579,004
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 1/20/62 (d)(e)(o)	2,243,149	2,257,023
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 1/20/62 (d)(e)(o)	3,161,962	3,178,499
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 3/20/62 (d)(e)(o)	2,010,302	2,020,276
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7253% 5/20/61 (d)(e)(o)	38,181	38,444
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.5953% 10/20/62 (d)(e)(o)	479,801	481,213
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4353% 3/20/63 (d)(e)(o)	586,902	586,838
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 1/20/64 (d)(e)(o)	2,686,788	2,697,368
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.6753% 12/20/63 (d)(e)(o)	11,246,333	11,288,711
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.5753% 6/20/64 (d)(e)(o)	2,782,623	2,789,901
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.3753% 3/20/65 (d)(e)(o)	30,884	30,842
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3553% 5/20/63 (d)(e)(o)	61,497	61,368
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.2753% 4/20/63 (d)(e)(o)	53,249	53,074
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.4753% 12/20/62 (d)(e)(o)	11,200	11,212
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3411% 10/20/47 (d)(e)	509,578	510,196
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4411% 11/20/48 (d)(e)	990,236	997,047
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3911% 5/20/48 (d)(e)	4,785,437	4,799,427
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3911% 6/20/48 (d)(e)	634,821	635,424
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.3911% 6/20/48 (d)(e)	21,194,121	21,291,446
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.4911% 1/20/49 (d)(e)	7,466,969	7,535,831
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5911% 10/20/49 (d)(e)	2,770,186	2,788,378
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5411% 2/20/49 (d)(e)	6,096,602	6,145,248
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.4911% 5/20/49 (d)(e)	6,038,673	6,103,781
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5911% 8/20/49 (d)(e)	4,189,813	4,239,610
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8177% 12/20/40 (d)(m)	3,744,873	4,269,330
Series 2011-136 Class WI, 4.5% 5/20/40 (l)	245,956	15,646
Series 2016-69 Class WA, 3% 2/20/46	6,410,704	6,699,040
Series 2017-134 Class BA, 2.5% 11/20/46	3,984,581	4,122,212
Series 2017-153 Class GA, 3% 9/20/47	7,338,532	7,665,696
Series 2017-182 Class KA, 3% 10/20/47	5,980,422	6,247,392
Series 2018-13 Class Q, 3% 4/20/47	7,934,071	8,211,504
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,460,332	1,555,635
Series 2010-160 Class DY, 4% 12/20/40	7,396,360	7,893,835
Series 2010-170 Class B, 4% 12/20/40	1,664,818	1,777,160
Series 2013-H06 Class HA, 1.65% 1/20/63 (o)	198,286	198,996
Series 2017-139 Class BA, 3% 9/20/47	13,427,704	14,102,849
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.4109% 5/16/34 (d)(l)(m)	310,761	54,662
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1109% 8/17/34 (d)(l)(m)	293,026	62,389
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.6652% 6/16/37 (d)(m)	14,796	25,237
Series 2010-116 Class QB, 4% 9/16/40	1,828,485	1,956,603
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8609% 2/16/40 (d)(l)(m)	1,874,605	287,748
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 5/20/60 (d)(e)(o)	2,811,838	2,809,573
Series 2011-52 Class HI, 7% 4/16/41 (l)	77,480	14,371
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0089% 7/20/41 (d)(l)(m)	721,546	132,118
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6109% 6/16/42 (d)(l)(m)	1,112,106	216,949
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5452% 4/20/39 (d)(m)	135,792	137,999
Series 2013-149 Class MA, 2.5% 5/20/40	7,267,297	7,410,057
Series 2014-2 Class BA, 3% 1/20/44	12,928,433	13,536,095
Series 2014-21 Class HA, 3% 2/20/44	4,794,182	5,017,750
Series 2014-25 Class HC, 3% 2/20/44	8,244,191	8,565,679
Series 2014-5 Class A, 3% 1/20/44	7,264,352	7,536,200
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)	103,470	106,144
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.59% 5/20/66 (d)(e)(o)	1,464,205	1,455,277
Series 2017-186 Class HK, 3% 11/16/45	786,478	820,888
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.44% 8/20/66 (d)(e)(o)	16,411,921	16,265,540
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.108% 5/20/65 (d)(o)	826,898	866,933
TOTAL U.S. GOVERNMENT AGENCY		381,494,958
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $577,206,559)		584,062,125

Commercial Mortgage Securities - 4.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (b)(d)(e)	30,560,000	30,963,664
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,600,000	39,646,859
Class ANM, 3.112% 11/5/32 (b)	22,568,000	23,126,409
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	5,065,000	5,125,040
Class CNM, 3.8425% 11/5/32 (b)(d)	2,095,000	2,100,269
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	1,057,874
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	28,372,793
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	13,542,590
Series 2020-BN25 Class XB, 0.5326% 1/15/63 (d)(l)	27,800,000	946,901
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.6916% 11/25/35 (b)(d)(e)	18,183	17,422
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.6766% 1/25/36 (b)(d)(e)	45,041	43,533
Class M1, 1 month U.S. LIBOR + 0.670% 0.7666% 1/25/36 (b)(d)(e)	14,529	14,039
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 0.4966% 12/25/36 (b)(d)(e)	101,261	96,913
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 3/25/37 (b)(d)(e)	25,174	24,148
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3616% 7/25/37 (b)(d)(e)	74,516	71,638
Class A2, 1 month U.S. LIBOR + 0.320% 0.4116% 7/25/37 (b)(d)(e)	69,849	65,054
Class M1, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(d)(e)	23,839	23,102
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.3816% 7/25/37 (b)(d)(e)	26,553	25,208
Class M1, 1 month U.S. LIBOR + 0.310% 0.4016% 7/25/37 (b)(d)(e)	14,087	13,299
Class M2, 1 month U.S. LIBOR + 0.340% 0.4316% 7/25/37 (b)(d)(e)	15,084	14,089
Class M3, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(d)(e)	24,185	22,103
Class M4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/37 (b)(d)(e)	38,147	34,640
Class M5, 1 month U.S. LIBOR + 0.600% 0.6916% 7/25/37 (b)(d)(e)	16,003	18,416
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	4,487,057
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	7,396,730
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	26,469,087
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	56,552,547
Series 2019-B14 Class XA, 0.9093% 12/15/62 (d)(l)	148,866,767	6,635,602
Series 2020-B17 Class XA, 1.5406% 3/15/53 (d)(l)	135,113,600	11,257,179
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (b)(d)(e)	18,140,000	18,161,841
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.09% 12/15/36 (b)(d)(e)	17,328,771	17,285,335
Class C, 1 month U.S. LIBOR + 1.120% 1.21% 12/15/36 (b)(d)(e)	13,823,269	13,780,290
Class D, 1 month U.S. LIBOR + 1.250% 1.34% 12/15/36 (b)(d)(e)	21,616,707	21,521,911
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(d)(e)	43,844,000	43,720,689
Class B, 1 month U.S. LIBOR + 0.890% 0.9888% 10/15/36 (b)(d)(e)	6,559,000	6,543,151
Class C, 1 month U.S. LIBOR + 1.090% 1.1886% 10/15/36 (b)(d)(e)	8,779,000	8,757,807
Class D, 1 month U.S. LIBOR + 1.290% 1.3883% 10/15/36 (b)(d)(e)	8,523,000	8,502,407
Class E, 1 month U.S. LIBOR + 1.940% 2.0375% 10/15/36 (b)(d)(e)	29,632,000	29,560,430
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.966% 11/15/32 (b)(d)(e)	8,895,000	8,894,998
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(d)(e)	46,221,190	46,177,724
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (b)(d)(e)	22,313,227	22,286,378
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.715% 9/15/37 (b)(d)(e)	9,458,208	8,050,648
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.89% 11/15/35 (b)(d)(e)	11,123,700	11,081,886
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.389% 4/15/34 (b)(d)(e)	16,075,000	15,964,203
Class C, 1 month U.S. LIBOR + 1.600% 1.689% 4/15/34 (b)(d)(e)	10,627,000	10,507,708
Class D, 1 month U.S. LIBOR + 1.900% 1.989% 4/15/34 (b)(d)(e)	11,156,000	11,002,256
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.17% 10/15/36 (b)(d)(e)	15,196,300	15,162,987
Class C, 1 month U.S. LIBOR + 1.250% 1.34% 10/15/36 (b)(d)(e)	19,103,750	19,050,089
Class D, 1 month U.S. LIBOR + 1.450% 1.54% 10/15/36 (b)(d)(e)	27,059,750	26,967,495
Class E, 1 month U.S. LIBOR + 1.800% 1.89% 10/15/36 (b)(d)(e)	38,021,350	37,866,500
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.69% 12/15/36 (b)(d)(e)	17,529,181	17,441,300
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(d)(e)	32,462,000	32,390,827
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	54,085,177	53,190,505
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (b)(d)(e)	16,796,000	16,753,916
Class B, 1 month U.S. LIBOR + 1.250% 1.3395% 11/15/36 (b)(d)(e)	9,400,000	9,341,567
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(d)(e)	43,496,514	43,414,689
Class B, 1 month U.S. LIBOR + 1.500% 1.59% 6/15/34 (b)(d)(e)	8,520,806	8,456,692
Class C, 1 month U.S. LIBOR + 1.750% 1.84% 6/15/34 (b)(d)(e)	9,625,741	9,505,052
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(d)(e)	29,019,000	28,964,299
Class B, 1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (b)(d)(e)	8,935,000	8,901,373
Class C, 1 month U.S. LIBOR + 2.300% 2.39% 8/15/36 (b)(d)(e)	6,647,000	6,617,807
Class D, 1 month U.S. LIBOR + 3.050% 3.14% 8/15/36 (b)(d)(e)	8,207,000	8,165,842
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0347% 9/10/58 (d)(l)	2,740,383	79,662
Series 2016-P6 Class XA, 0.7802% 12/10/49 (d)(l)	2,326,382	54,000
Series 2019-GC41 Class XA, 1.1846% 8/10/56 (d)(l)	14,933,613	948,692
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	50,000	51,284
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	7,150,587
Series 2014-CR20 Class XA, 1.1497% 11/10/47 (d)(l)	635,553	15,480
Series 2014-LC17 Class XA, 0.8567% 10/10/47 (d)(l)	2,005,604	33,587
Series 2014-UBS6 Class XA, 1.0107% 12/10/47 (d)(l)	1,623,914	34,962
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.97% 12/15/31 (b)(d)(e)	54,524	54,319
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.07% 5/15/36 (b)(d)(e)	3,742,000	3,741,999
Class B, 1 month U.S. LIBOR + 1.230% 1.32% 5/15/36 (b)(d)(e)	17,263,000	17,219,760
Class C, 1 month U.S. LIBOR + 1.430% 1.52% 5/15/36 (b)(d)(e)	4,157,000	4,141,370
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	10,200,000	10,315,073
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	19,432,000	20,033,702
Class B, 4.5349% 4/15/36 (b)	6,067,000	6,197,436
Class C, 4.9414% 4/15/36 (b)(d)	4,009,000	4,059,214
Class D, 4.9414% 4/15/36 (b)(d)	8,018,000	7,906,970
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(d)(e)	59,815,000	59,534,198
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(d)(e)	21,434,489	21,421,635
Class B, 1 month U.S. LIBOR + 1.380% 1.47% 7/15/38 (b)(d)(e)	12,207,492	12,199,841
Class C, 1 month U.S. LIBOR + 1.700% 1.79% 7/15/38 (b)(d)(e)	9,000,177	8,997,474
Class D, 1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (b)(d)(e)	18,037,163	18,037,145
Freddie Mac floater:
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (d)(e)	26,100,000	26,076,547
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (d)(e)	27,747,593	27,722,354
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 4/25/31 (d)(e)	26,600,000	26,600,000
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.789% 9/15/31 (b)(d)(e)	9,470,285	9,437,773
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(d)(e)	26,417,000	26,424,843
Class B, 1 month U.S. LIBOR + 1.150% 1.24% 10/15/36 (b)(d)(e)	4,084,000	4,085,225
Class C, 1 month U.S. LIBOR + 1.550% 1.64% 10/15/36 (b)(d)(e)	3,365,000	3,365,999
Series 2014-GC20 Class XA, 1.1552% 4/10/47 (d)(l)	547,655	10,305
Series 2015-GC34 Class XA, 1.3754% 10/10/48 (d)(l)	1,349,424	52,865
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,762,259
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	8,928,690
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX Class A/S, 4.2707% 6/15/45	8,888,000	8,999,833
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	11,968,000	12,477,885
Class CFX, 4.9498% 7/5/33 (b)	4,047,000	4,199,349
Class DFX, 5.3503% 7/5/33 (b)	6,993,000	7,233,668
Class EFX, 5.5422% 7/5/33 (b)	8,515,000	8,699,499
Class XAFX, 1.2948% 7/5/33 (b)(d)(l)	1,280,000	19,821
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(d)(e)	39,988,000	39,906,900
Class B, 1 month U.S. LIBOR + 0.880% 0.97% 3/15/38 (b)(d)(e)	9,649,000	9,579,493
Class C, 1 month U.S. LIBOR + 1.100% 1.19% 3/15/38 (b)(d)(e)	6,071,000	6,019,899
Class D, 1 month U.S. LIBOR + 1.400% 1.49% 3/15/38 (b)(d)(e)	8,445,000	8,368,314
Class E, 1 month U.S. LIBOR + 1.750% 1.84% 3/15/38 (b)(d)(e)	7,378,000	7,318,116
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.24% 8/15/37 (b)(d)(e)	9,448,256	9,433,470
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1981% 10/15/48 (d)(l)	1,604,874	50,201
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.94% 8/15/33 (b)(d)(e)	361,287	361,067
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (b)(d)(e)	34,300,000	34,318,066
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	49,092,000	50,450,601
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	12,772,720
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	7,093,000	7,177,507
Class C, 3.283% 11/10/36 (b)(d)	6,805,000	6,798,763
Series 2021-L6 Class XA, 1.3542% 6/15/54 (d)(l)	43,714,873	3,707,611
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8911% 12/15/37 (b)(d)(e)	11,673,000	11,672,987
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5411% 12/15/37 (b)(d)(e)	14,427,956	14,427,783
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(d)(e)	40,616,000	40,383,197
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (b)(d)(e)	23,262,000	23,128,723
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (b)(d)(e)	14,448,000	14,365,190
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (b)(d)(e)	9,495,000	9,440,559
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1691% 12/15/50 (d)(l)	2,129,343	99,128
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (b)(d)(e)	189,226	188,837
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	30,230,000	30,011,869
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,800,000	1,796,376
Class X, 0.5162% 10/10/42 (b)(d)(l)	57,900,000	1,936,234
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (b)(d)(e)	25,318,000	25,310,432
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	20,955,632
Series 2015-C31 Class XA, 1.1229% 11/15/48 (d)(l)	1,368,190	43,604
Series 2017-C42 Class XA, 1.0213% 12/15/50 (d)(l)	2,546,206	118,138
Series 2018-C46 Class XA, 1.1013% 8/15/51 (d)(l)	14,770,148	616,704
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	14,668,837
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9962% 11/15/47 (d)(l)	996,335	20,997
Series 2014-LC14 Class XA, 1.4247% 3/15/47 (d)(l)	1,017,064	22,302
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,686,743,781)		1,686,950,369

Municipal Securities - 0.8%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	7,353,494
Series 2010, 7.625% 3/1/40	9,470,000	15,932,785
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	12,265,000	17,313,598
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	12,141,818	12,699,786
5.1% 6/1/33	105,490,000	123,336,429
Series 2010-1, 6.63% 2/1/35	22,660,000	28,148,338
Series 2010-3:
6.725% 4/1/35	33,175,000	41,545,295
7.35% 7/1/35	15,500,000	19,848,621
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	53,832,341
TOTAL MUNICIPAL SECURITIES (Cost $275,880,149)		320,010,687

Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi:
3.125% 4/16/30 (b)	25,525,000	27,471,281
3.875% 4/16/50 (b)	21,930,000	25,383,975
Kingdom of Saudi Arabia:
2.9% 10/22/25 (b)	17,470,000	18,299,825
3.25% 10/22/30 (b)	14,315,000	15,191,794
4.5% 4/22/60 (b)	9,380,000	11,302,900
State of Qatar:
3.4% 4/16/25 (b)	13,960,000	14,839,480
3.75% 4/16/30 (b)	39,960,000	44,435,520
4.4% 4/16/50 (b)	38,725,000	47,292,906
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $183,615,990)		204,217,681

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $30,866,427)	30,900,000	31,581,093

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	15,572,000	15,995,012
4.682% 8/9/28 (d)	15,090,000	15,835,074
KeyBank NA 6.95% 2/1/28	3,200,000	4,068,630
Regions Bank 6.45% 6/26/37	42,478,000	60,289,753
TOTAL BANK NOTES (Cost $74,336,662)		96,188,469

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65% (d)(p)	6,962,000	6,784,469
Barclays Bank PLC 7.625% 11/21/22	643,000	679,835
TOTAL PREFERRED SECURITIES (Cost $7,612,402)		7,464,304

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (q)	1,854,587,968	1,854,958,886
Fidelity Securities Lending Cash Central Fund 0.07% (q)(r)	571,555,751	571,612,906
TOTAL MONEY MARKET FUNDS (Cost $2,426,565,578)		2,426,571,792

TOTAL INVESTMENT IN SECURITIES - 108.4% (Cost $42,597,410,827)	43,627,442,620
NET OTHER ASSETS (LIABILITIES) - (8.4)%	(3,389,818,615)
NET ASSETS - 100.0%	40,237,624,005

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 12/1/51	(8,500,000)	(8,876,825)
3.5% 12/1/51	(8,300,000)	(8,667,958)
3.5% 12/1/51	(8,350,000)	(8,720,175)
3.5% 12/1/51	(10,550,000)	(11,017,706)

TOTAL GINNIE MAE		(37,282,664)

Uniform Mortgage Backed Securities
2% 12/1/51	(7,650,000)	(7,656,918)
2% 12/1/51	(92,950,000)	(93,034,055)
2% 12/1/51	(97,750,000)	(97,838,395)
2% 12/1/51	(66,750,000)	(66,810,362)
2% 12/1/51	(42,300,000)	(42,338,252)
2% 12/1/51	(122,200,000)	(122,310,505)
2% 12/1/51	(92,950,000)	(93,034,055)
2% 12/1/51	(9,500,000)	(9,508,591)
2% 12/1/51	(5,800,000)	(5,805,245)
2.5% 12/1/51	(10,900,000)	(11,172,500)
2.5% 12/1/51	(40,800,000)	(41,820,000)
2.5% 12/1/51	(21,300,000)	(21,832,500)
2.5% 12/1/51	(27,400,000)	(28,085,000)
2.5% 12/1/51	(40,800,000)	(41,820,000)
2.5% 12/1/51	(10,600,000)	(10,865,000)
2.5% 12/1/51	(14,900,000)	(15,272,500)
2.5% 12/1/51	(12,500,000)	(12,812,500)
2.5% 12/1/51	(42,300,000)	(43,357,500)
2.5% 12/1/51	(10,600,000)	(10,865,000)
2.5% 12/1/51	(42,300,000)	(43,357,500)
3% 12/1/51	(10,900,000)	(11,316,414)
3% 12/1/51	(10,900,000)	(11,316,414)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(842,229,206)

TOTAL TBA SALE COMMITMENTS (Proceeds $874,619,336)		(879,511,870)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	480	Mar 2022	62,790,000	737,442	737,442

Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,135	Mar 2022	466,997,891	(265,736)	(265,736)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	186	Mar 2022	22,580,109	(52,686)	(52,686)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,132	Mar 2022	183,525,500	(2,953,516)	(2,953,516)

TOTAL SOLD					(3,271,938)

TOTAL FUTURES CONTRACTS					(2,534,496)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	35,950,000	(131,692)	(484,935)	(616,627)
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	117,200,000	(429,327)	(1,564)	(430,891)
CMBX N.A. AAA Index Series 12	Aug 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,090,000	(7,656)	8,033	377
CMBX N.A. AAA Index Series 12	Aug 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,370,000	(48,977)	(100,909)	(149,886)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,910,000	3,495	28,612	32,107
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	7,410,000	5,274	20,061	25,335
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	25,230,000	17,959	(31,598)	(13,639)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	11,820,000	8,413	61,926	70,339
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,410,000	3,139	24,106	27,245

TOTAL CREDIT DEFAULT SWAPS						(579,372)	(476,268)	(1,055,640)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	4,746,000	(82,512)	0	(82,512)
1.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2028	44,438,000	(790,441)	0	(790,441)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	2,291,000	13,070	0	13,070
TOTAL INTEREST RATE SWAPS							(859,883)	0	(859,883)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,075,246,325 or 15.1% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $895,228.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,207,054.
(i)	Security or a portion of the security has been segregated as collateral for bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $546,048.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,931,468.
(k)	Level 3 security
(l)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(n)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,658,294,171	2,783,621,613	3,586,956,898	344,493	-	-	1,854,958,886	3.1%
Fidelity Securities Lending Cash Central Fund 0.07%	168,119,550	1,669,440,042	1,265,946,686	132,514	-	-	571,612,906	1.8%
Total	2,826,413,721	4,453,061,655	4,852,903,584	477,007	-	-	2,426,571,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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